TAX-FREE HIGH GRADE PORTFOLIO TARGET MATURITY FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2026

Face Amount			Issuer	Coupon	Maturity Date	Value

Puerto Rico Agencies Bonds and Notes - 2.67% of net assets applicable to common shareholders, total cost of $3,765,000
$ 171,000		F	Puerto Rico Sales Tax	4.50%	07/01/34	$ 170,997
87,000		F	Puerto Rico Sales Tax	4.55%	07/01/40	86,660
636,000		F	Puerto Rico Sales Tax	4.75%	07/01/53	592,236
1,609,000		F	Puerto Rico Sales Tax	5.00%	07/01/58	1,529,591
26,000		F	Puerto Rico Sales Tax	4.54%	07/01/53	23,234
354,000		F	Puerto Rico Sales Tax	4.78%	07/01/58	326,847
882,000		F	Puerto Rico Sales Tax	4.33%	07/01/40	869,218

3,765,000						$ 3,598,784

Puerto Rico Agencies Zero Coupons Bonds - 1.37% of net assets applicable to common shareholder, total cost of $1,790,953
$ 165,000		I	Puerto Rico Sales Tax	0.00%	07/01/27	$ 112,474
161,000		I	Puerto Rico Sales Tax	0.00%	07/01/29	144,664
207,000		I	Puerto Rico Sales Tax	0.00%	07/01/31	172,058
233,000		I	Puerto Rico Sales Tax	0.00%	07/01/33	179,029
2,226,000		I	Puerto Rico Sales Tax	0.00%	07/01/46	779,957
1,814,000		I	Puerto Rico Sales Tax	0.00%	07/01/51	462,633

$ 4,806,000						$ 1,850,815

Principal Outstanding Amount

Puerto Rico Collateralized Mortgage Obligations Exempt - 1.78% of net assets applicable to common shareholders, total cost of $2,389,855
$ 2,743,971	A		Popular Securities Mortgage Trust	5.25%	10/17/32	$ 2,402,264

Mortgage Backed Securities - 5.78% of net assets applicable to common shareholders, total cost of $8,084,513
$ 340,074			Puerto Rico Housing Finance Authority	5.00%	09/29/29	$ 146,504
20,926			Puerto Rico Housing Finance Authority	3.00%	06/29/26	4,052
74,515			Puerto Rico Housing Finance Authority	5.88%	03/29/30	63,876
362,621			Puerto Rico Housing Finance Authority	6.25%	03/29/28	187,712
383,863			Puerto Rico Housing Finance Authority	6.50%	10/29/29	271,264
323,737			Puerto Rico Housing Finance Authority	6.56%	04/29/28	117,993
592,943			Puerto Rico Housing Finance Authority	3.00%	04/29/30	272,812
78,533			Puerto Rico Housing Finance Authority	3.38%	07/29/29	62,038
3,378,249			Puerto Rico Housing Finance Authority	3.50%	08/29/30	2,245,376
31,350			Puerto Rico Housing Finance Authority	3.96%	06/29/26	24,579
128,477			Puerto Rico Housing Finance Authority	4.38%	08/29/29	93,965
3,108,354			Puerto Rico Housing Finance Authority	4.50%	08/29/30	2,212,962
43,333			Puerto Rico Housing Finance Authority	4.96%	09/29/26	24,984
927,538			Puerto Rico Housing Finance Authority	5.50%	08/29/30	664,629
1,758,188			Puerto Rico Housing Finance Authority	6.00%	08/29/30	1,405,966

$ 11,552,701	G					$ 7,798,712

Puerto Rico GNMA Taxable - 0.90% of net assets applicable to common shareholders, total cost of $1,190,552
$ 15,130			GNMA Pool 593645	7.00%	10/20/32	$ 13,985
50,544			GNMA Pool 465518	7.00%	01/15/29	30,338
57,705			GNMA Pool 487310	6.50%	09/15/28	45,599
41,480			GNMA Pool 593640	6.00%	01/15/33	38,433
70,388			GNMA Pool 593641	6.50%	01/15/33	65,725
63,684			GNMA Pool 593678	7.00%	04/15/33	59,320
144,046			GNMA Pool 593686	6.50%	05/15/33	135,364
204,107			GNMA Pool 593735	6.00%	09/15/33	189,579
78,640			GNMA Pool 607311	6.00%	05/15/33	73,425
31,114			GNMA Pool 607312	6.00%	05/15/33	28,927
32,899			GNMA Pool 607316	6.50%	05/15/28	13,827
43,964			GNMA Pool 607374	7.00%	08/15/33	41,707
51,258			GNMA Pool 530792	6.00%	01/15/33	47,610
72,623			GNMA Pool 530793	6.00%	01/15/33	67,409
22,362			GNMA Pool 530801	6.50%	01/15/33	20,936
35,799			GNMA Pool 530806	6.00%	02/15/33	33,306
14,352			GNMA Pool 530820	6.50%	02/15/28	10,791
18,071			GNMA Pool 548545	6.50%	11/15/31	13,975
6,816			GNMA Pool 548575	6.50%	03/15/32	6,417
112,635			GNMA Pool 554109	6.50%	03/15/33	105,282
43,374			GNMA Pool 554102	6.00%	03/15/33	40,428
34,286			GNMA Pool 554103	6.00%	03/15/33	31,932
79,307			GNMA Pool 554119	6.00%	04/15/33	74,146
13,080			GNMA Pool 554123	6.50%	04/15/28	9,959
13,217			GNMA Pool 554124	6.50%	04/15/28	9,795

$ 1,350,881	B					$ 1,208,213

The accompanying notes are an integral part of these financial statements.

TAX-FREE HIGH GRADE PORTFOLIO TARGET MATURITY FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2026

Puerto Rico FNMA Taxable - 2.59% of net assets applicable to common shareholders, total cost of $3,398,361
$ 49,767				FNMA Pool 573451	6.50%	04/01/31	$ 46,931
107,619				FNMA Pool 651051	6.50%	08/01/32	101,942
58,595				FNMA Pool 654693	6.00%	12/01/32	43,703
204,708				FNMA Pool 654698	6.00%	01/01/33	187,932
49,917				FNMA Pool 654704	6.50%	02/01/33	48,126
58,813				FNMA Pool 654705	6.00%	02/01/33	55,257
76,600				FNMA Pool 654710	7.00%	04/01/33	74,582
273,223				FNMA Pool 671382	6.00%	11/01/32	246,121
180,023				FNMA Pool 671389	6.00%	12/01/32	167,902
156,164				FNMA Pool 671405	6.00%	01/01/33	144,227
1,036,040				FNMA Pool 682079	6.00%	11/01/32	880,177
1,583,722				FNMA Pool 695384	6.00%	03/01/33	1,462,465
41,625				FNMA Pool 695398	6.50%	05/01/33	36,357

$ 3,876,816	C						$ 3,495,722

Puerto Rico Freddie Mac Taxable - 0.08% of net assets applicable to common shareholders, total cost of $108,087
$ 42,290				FHLMC Pool A10563	6.00%	05/01/33	$ 39,910
65,543				FHLMC Pool C76039	6.00%	01/01/33	60,247
13,505				FHLMC Pool C76924	6.00%	02/01/33	10,145

$ 121,338	D						$ 110,302

Face Amount

US Government, Agency and Instrumentalities -48.18% of net assets applicable to common shareholders, total cost of $74,698,876
$ 6,500,000				Federal Farm Credit	1.48%	11/26/32	$ 5,432,148
$ 11,200,000				Federal Home Loan Bank Discount Note	0.00%	04/02/26	$ 11,198,876
57,000,000				Federal Home Loan Bank	1.55%	05/26/32	48,395,337

$ 74,700,000							$ 65,026,361

US Municipals - 35.64% of net assets applicable to common shareholders, total cost of $47,013,798
$ 3,730,000		E	H	Larkspur California Pension Obligations Bond	2.68%	07/01/30	$ 3,558,189
23,590,000		E	H	Pennsylvania State Economic Development Finance Authority	6.41%	06/15/30	24,770,019
13,210,000			H	State of Illinois General Obligations	6.21%	01/01/32	13,788,360
6,000,000		E		New York City Transitional Finance Authority	3.80%	08/01/29	5,975,514

$ 46,530,000							$ 48,092,082

Total investments (98.99% of net assets applicable to common shareholders)							$ 133,583,253
Other Assets and Liabilities, net (1.01% of net assets applicable to common shareholders)							1,370,444

Net assets applicable to common shareholders - 100%							$ 134,953,698

A

Certificates are collateralized by the Government National Mortgage Association (“GNMA”). They are subject to prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. Significant unobservable inputs were used in the valuation of this security and it is classified as Level 3.

B

GNMA - represents mortgage-backed obligations guaranteed by the GNMA. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association (“FNMA’). They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

D

FHLMC - represents mortgage-backed obligations guaranteed by the Federal Home Loans Mortgage Corporation (“FHLMC”) They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

E	Revenue Bonds - issued by government agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

F

Revenue Bonds - issued by government agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

G

Certificates represent limited obligations of the authority, payable from and secured by certain mortgage-backed securities guaranteed by the GNMA or issued by the FNMA. These certificates are backed by mortgage loans made by Puerto Rico lending institutions. They are subject to prepayment or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

H	These securities are insured as to principal and interest by Assured Insurance Services, AGM Insurance or Assured Guaranty.

I	Issued with a zero coupon. Income is recognized through the accretion of discount.

The accompanying notes are an integral part of these financial statements.